Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2022
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk

(20) Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Year ended December 31,
	2020	% of sales	2021	% of sales	2022	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	504,489	15.4%	451,840	15.0%	497,143	19.6%
Aeon Life Insurance Co., Ltd. (“Aeon”).	560,341	17.1%	437,132	14.5%	*	*
Huaxia Life Insurance Company Limited (“Huaxia”)	606,581	18.6%	323,800	10.7%	*	*
Evergrande Life Insurance Co., Ltd. (“Evergrande”)	339,567	10.4%	*	*	*	*
Subtotal	2,010,978	61.5%	1,212,772	40.2%	497,143	19.6%

*	represented less than 10% of total net revenues for the year.

Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:

	As of December 31,
	2021	%	2022	%
	RMB		RMB
Sinatay	186,289	31.1%	124,847	23.4%
Greatwall Life Insurance Co., Ltd	*	*	85,616	16.0%
Subtotal	186,289	31.1%	210,463	39.4%

*	represented less than 10% of accounts receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents and short-term investments with financial institutions with low credit risk.